Revenues	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenues
Note O—Revenues
All revenues were generated within the United States of America.
The table below presents total revenues by contract type for the following periods:

	Three Months Ended March 31,
	2022	2021
Time and materials	$23,998	$28,843
Firm fixed price	8,097	6,727
Cost-plus	4,295	—

Total revenues	$36,390	$35,570

The majority of the Company’s revenue is recognized over time. Revenue derived from contracts that recognize revenue at a point in time was insignificant for all periods presented.

Concentration of Risk
Revenue earned from customers contributing in excess of 10% of total revenues are presented in the tables below for the following periods:

	Three Months Ended March 31, 2022
	Cyber & Engineering	Analytics	Total	Percent of total revenues
Customer A	$7,264	$—	$7,264	20%
Customer B	4,497	—	4,497	12%
Customer C (1)	—	5,351	5,351	15%
All others	5,572	13,706	19,278	53%

Total revenues	$17,333	$19,057	$36,390	100%

	Three Months Ended March 31, 2021
	Cyber & Engineering	Analytics	Total	Percent of total revenues
Customer A	$8,342	$—	$8,342	23%
Customer B	3,755	—	3,755	11%
Customer C (1)	—	—	—	—%
All others	6,462	17,011	23,473	66%

Total revenues	$18,559	$17,011	$35,570	100%

(1)	Customers that contributed in excess of 10% of consolidated revenues in any period presented have been included in all periods presented for comparability.
Contract Balances
The table below presents the contract assets and contract liabilities included on the consolidated balance sheets for the following periods:

	March 31, 2022	December 31, 2021
Contract assets	$2,934	$628
Contract liabilities	$2,792	$4,207
The change in contract assets between December 31, 2021 and March 31, 2022 was primarily driven by services rendered for Analytics customers that are yet to be invoiced. The change in contract liability balances between December 31, 2021 and March 31, 2022 was primarily driven by services performed for an Analytics customer that had a large contract liability balance at December 31, 2021. Revenue recognized in the three months ended March 31, 2022 that was included in the contract liability balance as of December 31, 2021 wa
s $
4,207.
When the Company’s estimate of total costs to be incurred to satisfy a performance obligation exceeds the expected revenue, the Company recognizes the loss immediately. When the Company determines that a change in estimate has an impact on the associated profit of a performance obligation, the Company records the cumulative positive or negative adjustment in the consolidated statements of operations. Changes in estimates and assumptions related to the status of certain long-term contracts may have a material effect on the Company’s operating results.
The following table summarizes the impact of the net estimates at completion (
“EAC”
) adjustments on the Company’s operating results:

	Three Months Ended March 31,
	2022	2021
Net EAC Adjustments, before income taxes	$20	$224
Net EAC Adjustments, net of income taxes	$16	$177
Net EAC Adjustments, net of income taxes, per diluted share	$—	$—
Remaining Performance Obligations
The Company includes in its computation of remaining performance obligations customer orders for which it has accepted signed sales orders and generally includes the funded and unfunded components of contracts that have been awarded. As of March 31, 2022, the aggregate amount of the transaction price allocated to remaining performance obligations was $136 million. The Company expects to recognize approximately 97% of its remaining performance obligations as revenue within the next 12 months and the balance thereafter.

Note S—Revenues
All revenues were generated within the United States of America.
The table below presents total revenues by contract type for the following periods:

	Successor		Predecessor
	Year Ended December 31, 2021	Period from May 22, 2020 through December 31, 2020	Period from January 1, 2020 through October 22, 2020	Year Ended December 31, 2019
Firm fixed price	$41,231	$6,938	$2,216	$3,753
Time and materials	98,763	24,613	57,549	69,873
Cost-plus	5,584	1	—	—

Total revenues	$145,578	$31,552	$59,765	$73,626

The majority of the Company’s revenue is recognized over time. Revenue derived from contracts that recognize revenue at a point in time was insignificant for all periods presented.

Concentration of Risk
Revenue earned from customers contributing in excess of 10% of total revenues are presented in the tables below for the following periods:
Successor 2021 Period

	Cyber & Engineering	Analytics	Total	Percent of total revenues
Customer A	$31,732		$31,732	22%
Customer B	15,032	—	15,032	10%
Customer C (1)	—	11,538	11,538	8%
Customer D (1)	—	8,835	8,835	6%
All others	28,115	50,326	78,441	54%

Total revenues	$74,879	$70,699	$145,578	100%

Successor 2020 Period

	Cyber & Engineering	Analytics	Total	Percent of total revenues
Customer A	$8,075	$—	$8,075	26%
Customer B	3,495	—	3,495	11%
Customer C	—	5,498	5,498	17%
Customer D	—	5,494	5,494	17%
All others	4,014	4,976	8,990	29%

Total revenues	$15,584	$15,968	$31,552	100%

Predecessor 2020 Period

	Total (2)	Percent of total revenues
Customer A	$26,049	44%
Customer B	12,282	21%
All others	21,434	35%

Total revenues	$59,765	100%

Predecessor 2019 Period

	Total (2)	Percent of total revenues
Customer A	$34,137	46%
Customer B	21,386	29%
All others	18,103	25%

Total revenues	$73,626	100%

(1)	Customers that contributed in excess of 10% of consolidated revenues in any period presented have been included in all periods presented for comparability.
(2)	The Predecessor 2020 Period and Predecessor 2019 Period each comprise a single reportable segment. As a result, segment reporting for those periods is not presented.
Contract Balances
The table below presents the contract assets and contract liabilities included on the consolidated balance sheets for the following periods:

	Successor
	December 31, 2021	December 31, 2020
Contract assets	$628	$2,575
Contract liabilities	$4,207	$541
The change in contract assets between December 31, 2020 and December 31, 2021 was primarily driven by invoices being issued for services previously rendered for NuWave and ProModel. The change in contract liability balances between December 31, 2020 and December 31, 2021 was primarily driven by a large upfront payment related to an Analytics customer. Services on this contract will be performed over twelve months commencing in January 2022. Revenue recognized in the year ended December 31, 2021 that was included in the contract liability balance as of December 31, 2020 was $541.
When the Company’s estimate of total costs to be incurred to satisfy a performance obligation exceeds the expected revenue, the Company recognizes the loss immediately. When the Company determines that a change in estimate has an impact on the associated profit of a performance obligation, the Company records the cumulative positive or negative adjustment in the consolidated statements of operations. Changes in estimates and assumptions related to the status of certain long-term contracts may have a material effect on the Company’s operating results.
The following table summarizes the impact of the net estimates at completion “ EAC” adjustments on the Company’s operating results:

	Successor
	Year Ended December 31, 2021	Period from May 22, 2020 through December 31, 2020
Net EAC Adjustments, before income taxes	$1,650	$—
Net EAC Adjustments, net of income taxes	$1,304	$—
Net EAC Adjustments, net of income taxes, per diluted share	$0.01	$—
Remaining Performance Obligations
The Company includes in its computation of remaining performance obligations customer orders for which it has accepted signed sales orders and generally includes the funded and unfunded contracts that have been awarded. As of December 31, 2021 (Successor), the aggregate amount of the transaction price allocated to remaining performance obligations was $159 million. The Company expects to recognize approximately 96% of its remaining performance obligations as revenue within the next 12 months and the balance thereafter.